CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 142,001	$ 56,961
Pledged cash	52,280	44,863
Short-term investments	35,930	27,563
Advance payments and others, net	14,739	13,040
Inventories	124,418	112,558
Other assets	7,038	4,154
Total current assets	738,185	602,638
Non-current assets:
Property, plant and equipment, net	133,548	103,820
Land use rights, net	11,656	8,835
Intangible assets, net	3,599	3,417
Operating lease assets		94
Long-term time deposits	26,505	40,057
Other receivables, net (Allowance for credit losses of nil and $56, respectively)	987	452
Other non-current assets	4	3,202
Long-term investments	65,515	64,332
Deferred tax assets	16,510	14,748
Total assets	1,001,698	850,579
Current liabilities:
Short-term bank loans	81,341	72,566
Accounts and notes payable	350,337	292,808
Customer deposits	5,504	4,447
Accrued payroll and related costs	15,141	12,063
Accrued expenses and other payables	76,138	59,238
Taxes payable	12,980	15,308
Operating lease liabilities - current portion		52
Total current liabilities	541,441	456,482
Long-term liabilities:
Advances payable		278
Long-term loans	5,691	145
Deferred tax liabilities	3,864	3,885
Total liabilities	550,996	460,790
Commitments and Contingencies (Note 25)
Equity
Ordinary share, $0.001 par value - Authorized - 50,000,000 shares, Issued - 32,338,302 shares at December 31, 2025, and Common stock, $0.0001 par value - Authorized -80,000,000 shares, Issued - 32,338,302 shares at December 31, 2024, respectively	32	3
Additional paid-in capital	70,505	69,656
Retained earnings-
Appropriated	13,827	12,180
Unappropriated	331,464	290,273
Accumulated other comprehensive income	(6,726)	(14,780)
Treasury stock - 2,167,600 and 2,167,600 shares at December 31, 2025 and 2024, respectively	(7,763)	(7,763)
Total parent company equity	401,339	349,569
Non-controlling interests	49,363	40,220
Total equity	450,702	389,789
Total liabilities and equity	1,001,698	850,579
Unrelated parties
Current assets:
Accounts and notes receivable, net	346,038	329,275
Advance payments and others, net	12,621	10,838
Non-current assets:
Advance payment for property, plant and equipment	3,830	2,414
Current liabilities:
Accounts and notes payable	334,304	281,065
Related parties
Current assets:
Accounts and notes receivable, net	15,741	14,224
Advance payments and others, net	2,118	2,202
Non-current assets:
Advance payment for property, plant and equipment	1,359	6,570
Current liabilities:
Accounts and notes payable	$ 16,033	$ 11,743